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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-6538
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9324
         -----------------------------------------------

Signature, Place, and Date of Signing:

                                      Boston, Massachusetts    August 6, 2003
   -------------------------------    ----------------------   --------------
           [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      3
                                        --------------------

Form 13F Information Table Entry Total: 69
                                        --------------------

Form 13F Information Table Value Total: 2,781,006,000
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-6536                      AEW Capital Management, Inc.
    ------       -----------------         ---------------------------------

    2         CIK: 0001180159              AEW Management and Advisors, L.P.
    ------       -----------------         ---------------------------------

    3         CIK: 0001180160              AEW Investment Group, Inc.
    ------       -----------------         ---------------------------------


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                      FORM 13F INFORMATION TABLE


    COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6        COLUMN 7          COLUMN 8
---------------------- --------------- --------- -------- ---------------------- -------------- ------------- ---------------------
                                                   VALUE    SHRS OR   SH/   PUT/   INVESTMENT        OTHER       VOTING AUTHORITY
 NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION       MANAGERS    SOLE   SHARED  NONE
---------------------- --------------- --------- -------- --------- ----- ------ -------------- ------------- ------ -------- -----
AMB Property Corp               REIT   00163T109   82,511  2,929,041             Shared-Defined  01 02 03 04 01 02   2,929,041
American Financial
  Realty Trust                  REIT   02607p305      626     42,000             Shared-Defined  01 02 03 04 01 02      42,000
Apartment Invt & Mgmt           REIT   03748r101  103,590  2,993,932             Shared-Defined  01 02 03 04 01 02   2,993,932
Archstone-Smith Trust           REIT   039583109  131,204  5,466,815             Shared-Defined  01 02 03 04 01 02   5,466,815
Arden Realty                    REIT   039793104    7,915    305,000             Shared-Defined  01 02 03 04 01 02     305,000
Avalon Bay Communities          REIT   053484101   80,027  1,876,808             Shared-Defined  01 02 03 04 01 02   1,876,808
Beacon Capital                  REIT   073561102    4,752  1,369,425             Shared-Defined  01 02 03 04 01 02   1,369,425
Boston Properties, Inc.         REIT   101121101  130,891  2,988,383             Shared-Defined  01 02 03 04 01 02   2,988,383
Brookfield Properties           REIT   112900105   16,042    754,929             Shared-Defined  01 02 03 04 01 02     754,929
Camden Property Trust           REIT   133131102   77,026  2,203,902             Shared-Defined  01 02 03 04 01 02   2,203,902
CarrAmerica Realty              REIT   144418100   44,354  1,594,900             Shared-Defined  01 02 03 04 01 02   1,594,900
Catellus Development
  Corp.                         REIT   149111106   69,513  3,159,700             Shared-Defined  01 02 03 04 01 02   3,159,700
Chateau Communities Inc         REIT   161726104    3,232    109,242             Shared-Defined  01 02 03 04 01 02     109,242
Chelsea Property
  Group Inc.                    REIT   163421100   40,341  1,000,773             Shared-Defined  01 02 03 04 01 02   1,000,773
Commercial Net Lease            REIT   202218103    3,534    205,000             Shared-Defined  01 02 03 04 01 02     205,000
Corporate Office
  Properties                    REIT   22002t108   12,131    716,557             Shared-Defined  01 02 03 04 01 02     716,557
Cousins Properties              REIT   222795106   26,606    953,635             Shared-Defined  01 02 03 04 01 02     953,635
Crescent Real Estate Eqt        REIT   225756105   15,781    950,100             Shared-Defined  01 02 03 04 01 02     950,100
Crown American Realty           REIT   228186102    2,904    270,400             Shared-Defined  01 02 03 04 01 02     270,400
Developers Diversified          REIT   251591103   36,395  1,279,707             Shared-Defined  01 02 03 04 01 02   1,279,707
Duke Realty Corp.               REIT   264411505   22,938    832,600             Shared-Defined  01 02 03 04 01 02     832,600
Eastgroup Properties            REIT   277276101    5,670    210,000             Shared-Defined  01 02 03 04 01 02     210,000
Entertainment Pptys Tr          REIT   29380T105    5,031    175,000             Shared-Defined  01 02 03 04 01 02     175,000
Equity Office Properties        REIT   294741103  132,151  4,892,672             Shared-Defined  01 02 03 04 01 02   4,892,672
Equity One Inc.                 REIT   294752100    3,764    229,500             Shared-Defined  01 02 03 04 01 02     229,500
Equity Residential              REIT   29476L107   74,373  2,866,015             Shared-Defined  01 02 03 04 01 02   2,866,015

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

    COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6        COLUMN 7          COLUMN 8
---------------------- --------------- --------- -------- ---------------------- -------------- ------------- ---------------------
                                                   VALUE    SHRS OR   SH/   PUT/   INVESTMENT        OTHER       VOTING AUTHORITY
 NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION       MANAGERS    SOLE   SHARED  NONE
---------------------- --------------- --------- -------- --------- ----- ------ -------------- ------------- ------ -------- -----
Federal Realty Invs
  Trust                         REIT   313747206   78,989  2,468,412             Shared-Defined  01 02 03 04 01 02   2,468,412
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Gables Residential Trust        REIT   362418105    7,966    263,500             Shared-Defined  01 02 03 04 01 02     263,500
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General Growth Prop             REIT   370021107  101,163  1,620,158             Shared-Defined  01 02 03 04 01 02   1,620,158
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Glenborough Realty Trust        REIT   37803p105    2,853    149,000             Shared-Defined  01 02 03 04 01 02     149,000
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Glimcher Realty Trust           REIT   379302102    8,019    358,000             Shared-Defined  01 02 03 04 01 02     358,000
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Golf Trust Of America           REIT   38168b103    2,438    761,904             Shared-Defined  01 02 03 04 01 02     761,904
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust           REIT   40426W101    8,924    970,000             Shared-Defined  01 02 03 04 01 02     970,000
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Health Care Pptys
  Invest Inc.                   REIT   421915109    7,411    175,000             Shared-Defined  01 02 03 04 01 02     175,000
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Healthcare Realty
  Trust, Inc.                   REIT   421946104   34,488  1,183,138             Shared-Defined  01 02 03 04 01 02   1,183,138
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Heritage Property
  Investment                    REIT   42725M107   28,223  1,042,200             Shared-Defined  01 02 03 04 01 02   1,042,200
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Highwoods Properties            REIT   431284108    7,805    350,000             Shared-Defined  01 02 03 04 01 02     350,000
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Home Properties of
  NY Inc                        REIT   437306103   11,843    336,078             Shared-Defined  01 02 03 04 01 02     336,078
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Hospitality Properties          REIT   44106m102   25,755    824,163             Shared-Defined  01 02 03 04 01 02     824,163
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Host Marriott Corp.             REIT   44107p104   61,028  6,669,725             Shared-Defined  01 02 03 04 01 02   6,669,725
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ISTAR Financial Inc             REIT   45031U101   27,474    752,700             Shared-Defined  01 02 03 04 01 02     752,700
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Kilroy Realty Corp.             REIT   49427f108   48,512  1,764,064             Shared-Defined  01 02 03 04 01 02   1,764,064
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Kimco Realty Corp.              REIT   49446r109   52,463  1,384,249             Shared-Defined  01 02 03 04 01 02   1,384,249
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate
  Pptys                         REIT   529043101   17,298    977,261             Shared-Defined  01 02 03 04 01 02     977,261
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust          REIT   531172104  121,025  3,497,834             Shared-Defined  01 02 03 04 01 02   3,497,834
-----------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)          REIT   554382101   30,810    877,014             Shared-Defined  01 02 03 04 01 02     877,014
-----------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp           REIT   554489104    9,095    250,000             Shared-Defined  01 02 03 04 01 02     250,000
-----------------------------------------------------------------------------------------------------------------------------------
Maguire Properties Inc          REIT   559775101    1,925    100,000             Shared-Defined  01 02 03 04 01 02     100,000
-----------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment           REIT   59522j103    3,781    140,000             Shared-Defined  01 02 03 04 01 02     140,000
-----------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty           REIT   648053106    7,793    365,000             Shared-Defined  01 02 03 04 01 02     365,000
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc           REIT   69360j107   30,478    863,400             Shared-Defined  01 02 03 04 01 02     863,400
-----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail              REIT   69806L104   18,463    469,200             Shared-Defined  01 02 03 04 01 02     469,200
-----------------------------------------------------------------------------------------------------------------------------------

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

    COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6        COLUMN 7          COLUMN 8
---------------------- --------------- --------- -------- ---------------------- -------------- ------------- ---------------------
                                                   VALUE    SHRS OR   SH/   PUT/   INVESTMENT        OTHER       VOTING AUTHORITY
 NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION       MANAGERS    SOLE   SHARED  NONE
---------------------- --------------- --------- -------- --------- ----- ------ -------------- ------------- ------ -------- -----
Plum Creek Timber Co.           REIT   729251108     8,275    318,900             Shared-Defined  01 02 03 04 01 02     318,900
-----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties             REIT   740706106    95,190  3,174,067             Shared-Defined  01 02 03 04 01 02   3,174,067
-----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                  REIT   743410102    94,038  3,444,617             Shared-Defined  01 02 03 04 01 02   3,444,617
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.             REIT   74460d109    86,273  2,547,191             Shared-Defined  01 02 03 04 01 02   2,547,191
-----------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson
  Properties                    REIT   751452202     5,767    247,500             Shared-Defined  01 02 03 04 01 02     247,500
-----------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty             REIT   75621k106    14,064    674,200             Shared-Defined  01 02 03 04 01 02     674,200
-----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.           REIT   758849103    66,834  1,910,626             Shared-Defined  01 02 03 04 01 02   1,910,626
-----------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                       REIT   779273101   115,965  3,043,688             Shared-Defined  01 02 03 04 01 02   3,043,688
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Senior Housing
  Properties Trust              REIT   81721M109    18,783  1,385,200             Shared-Defined  01 02 03 04 01 02   1,385,200
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group            REIT   828806109   132,123  3,385,170             Shared-Defined  01 02 03 04 01 02   3,385,170
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels &
  Resorts                       REIT   85590A203    49,772  1,740,879             Shared-Defined  01 02 03 04 01 02   1,740,879
-----------------------------------------------------------------------------------------------------------------------------------
Summit Properties               REIT   866239106    29,889  1,447,423             Shared-Defined  01 02 03 04 01 02   1,447,423
-----------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.            REIT   866674104    24,712    628,800             Shared-Defined  01 02 03 04 01 02     628,800
-----------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets          REIT   875465106     4,631    140,000             Shared-Defined  01 02 03 04 01 02     140,000
-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.           REIT   876664103    16,609    866,847             Shared-Defined  01 02 03 04 01 02     866,847
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Urstadt Biddle -
  Class A                       REIT   917286205     9,094    707,150             Shared-Defined  01 02 03 04 01 02     707,150
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust            REIT   929042109   119,661  2,744,508             Shared-Defined  01 02 03 04 01 02   2,744,508
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Column Totals                                    2,781,006 97,394,802                                                97,394,802
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